Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 19,437	$ 31,327
Restricted cash	5,627
Accounts receivable, net	46,613	199,367
Other current assets	252,790	90,109
Inventory, net	68,421	85,243
Total current assets	392,888	406,046
Property and equipment, net	91,658	144,865
Intangible asset, net	2,536,548	2,964,979
Goodwill	3,026,036	3,026,036
Total non-current assets	5,654,242	6,135,880
Total assets	6,047,130	6,541,926
Short term bank credit	69,877	55,845
Short term loans	234,004
Trade payables	626,271	612,129
Employees and payroll accruals	1,184,185	750,872
Accrued expenses and other current liabilities	2,782,888	1,923,434
Convertible loans	1,637,577	6,567,411
Warrants presented at fair value	17,296	7,343,894
Total current liabilities	6,552,098	17,253,585
Capital note	40,000	40,000
Warrants presented at fair value	89,679	1,364,106
Israel National Authority for Technology and Innovation	381,216	755,980
Total non-current liabilities	510,895	2,160,086
Total liabilities	7,062,993	19,413,671
Ordinary shares of NIS 0.01 par value - Authorized: 1,200,000,000 as of December 31, 2021 and 2020, respectively; Issued and outstanding: 90,205,191 and 26,986,203 ordinary shares as of December 31, 2021 and 2020, respectively	270,750	73,403
Additional paid in capital	34,910,233	20,732,834
Treasury stocks	(122,482)	(122,482)
Accumulated deficit	(36,074,364)	(33,555,500)
Total shareholders’ deficit	(1,015,863)	(12,871,745)
Total liabilities and shareholders’ deficit	$ 6,047,130	$ 6,541,926